[TEXT]

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele & Company, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Steele
Title:    General Partner
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ Michael B. Steele     Columbus, Ohio     November 13, 2000



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 39
Form 13F Information Table Value Total: 129,695,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecom                    COM              000886101     3742 139165.000SH      SOLE                                 139165.000
AFLAC                          COM              001055102     6068 94727.000SH       SOLE                                  94727.000
Advent Software                COM              007974108      360 5150.000 SH       SOLE                                   5150.000
Amer Int'l Group               COM              026874107     5652 59063.000SH       SOLE                                  59063.000
Automatic Data                 COM              053015103     5438 81315.000SH       SOLE                                  81315.000
BISYS Group                    COM              055472104     1527 19750.000SH       SOLE                                  19750.000
Bank One                       COM              06423A103     6225 161165.000SH      SOLE                                 161165.000
Cardinal Health                COM              14149Y108     6491 73600.000SH       SOLE                                  73600.000
Cisco Systems                  COM              17275R102     4376 79210.000SH       SOLE                                  79210.000
Citigroup                      COM              172967101     5108 94476.018SH       SOLE                                  94476.018
Dallas Semiconductor           COM              235204104      806 24525.000SH       SOLE                                  24525.000
Dycom Industries               COM              267475101     4188 100608.000SH      SOLE                                 100608.000
EMC Corp                       COM              268648102     6230 62845.000SH       SOLE                                  62845.000
Ericson L M Tel ADR            COM              294821400     1960 132330.000SH      SOLE                                 132330.000
Exxon Mobil Corp               COM              30231g102      200 2245.000 SH       SOLE                                   2245.000
Fastenal                       COM              311900104     4887 84800.000SH       SOLE                                  84800.000
General Electric               COM              369604103     4946 85745.000SH       SOLE                                  85745.000
Guidant                        COM              401698105      320 4525.000 SH       SOLE                                   4525.000
Huntington Bncshrs             COM              446150104      231 15741.000SH       SOLE                                  15741.000
IBM                            COM              459200101     4446 39520.000SH       SOLE                                  39520.000
Intel                          COM              485140100     3366 80985.000SH       SOLE                                  80985.000
Lexmark Int'l Gp A             COM              529771107     3644 97185.000SH       SOLE                                  97185.000
Lucent                         COM              549463107     2504 81915.000SH       SOLE                                  81915.000
MCI WorldCom                   COM              55268B106     3554 116992.000SH      SOLE                                 116992.000
Microsoft                      COM              594918104     3140 52057.000SH       SOLE                                  52057.000
Motorola                       COM              620076109      569 20135.000SH       SOLE                                  20135.000
NEXTEL Comm                    COM              65332v103     2200 47055.000SH       SOLE                                  47055.000
Nokia Corp                     COM              654902204     3935 98850.000SH       SOLE                                  98850.000
Nortel Networks                COM              656568102     2531 42495.000SH       SOLE                                  42495.000
Oracle Systems                 COM              68389x105     3140 39870.000SH       SOLE                                  39870.000
Paychex                        COM              704326107     6523 124240.000SH      SOLE                                 124240.000
QUALCOMM Inc                   COM              747525103     4364 61245.000SH       SOLE                                  61245.000
Sealed Air Corp                COM              812115103     3863 85360.000SH       SOLE                                  85360.000
Sun Microsystems               COM              866810104     3649 31255.000SH       SOLE                                  31255.000
Thermo Electron                COM              883556102     1504 57832.000SH       SOLE                                  57832.000
Tyco International             COM              902124106     4915 94747.000SH       SOLE                                  94747.000
Vodafone Grp ADR               COM              92857t107     2324 62810.000SH       SOLE                                  62810.000
WellCare Mgt**                 COM              949470108       10 10000.000SH       SOLE                                  10000.000
Wendy's                        COM              950590109      761 37950.000SH       SOLE                                  37950.000
